Coho Relative Value Equity Fund
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares		Value
Communication Services - 4.1%
Walt Disney	21,306		$2,399,482

Consumer Discretionary - 16.7%
AutoZone (a)	579		2,127,495
Lowe's Companies	9,962		2,372,251
Ross Stores	20,963		3,331,440
Service Corp. International	24,605		2,054,764
			9,885,950

Consumer Staples - 17.5%
Coca-Cola	20,262		1,396,052
Constellation Brands - Class A	7,061		927,674
Keurig Dr. Pepper	77,587		2,107,263
Mondelez International - Class A	30,152		1,732,534
Philip Morris International	12,497		1,803,692
Sysco	32,156		2,388,547
			10,355,762

Energy - 2.9%
Chevron	10,766		1,698,014

Financials - 15.1%
Global Payments	14,141		1,099,604
Marsh & McLennan Companies	8,401		1,496,638
State Street	12,790		1,479,292
US Bancorp	54,493		2,543,733
W.R. Berkley	32,106		2,290,442
			8,909,709

Health Care - 29.8%(b)
Cencora	8,756		2,957,864
ICON PLC (a)	11,526		1,980,397
Johnson & Johnson	12,656		2,390,339
Medtronic PLC	21,877		1,984,244
Quest Diagnostics	7,159		1,259,626
STERIS PLC	7,921		1,866,980
Thermo Fisher Scientific	5,232		2,968,584
UnitedHealth Group	6,521		2,227,313
			17,635,347

Industrials - 4.6%
United Parcel Service - Class B	11,455		1,104,491
W.W. Grainger	1,633		1,598,707
			2,703,198

Information Technology - 3.2%
Microchip Technology	30,686		1,915,420

Materials - 2.1%
Air Products and Chemicals	5,168		1,253,705
TOTAL COMMON STOCKS (Cost $53,871,086)			56,756,587

TOTAL INVESTMENTS - 96.0% (Cost $53,871,086)			56,756,587
Other Assets in Excess of Liabilities - 4.0%			2,339,832
TOTAL NET ASSETS - 100.0%		%	$59,096,419
				%
Percentages are stated as a percent of net assets.				%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Coho Relative Value Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,756,587	$–	$–	$56,756,587
Total Investments	$56,756,587	$–	$–	$56,756,587

Refer to the Schedule of Investments for further disaggregation of investment categories.